GOF-P8 11/26

SUPPLEMENT DATED NOVEMBER 3, 2026

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

OF EACH FRANKLIN TEMPLETON FUND LISTED

IN SCHEDULE A

1)	The following replaces the seventh paragraph in the section titled “Fund Summary – Principal Investment Strategies” in the Franklin Core Plus Bond Fund’s Summary Prospectus and Prospectus:

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related derivative transactions, including currency and cross currency forwards, currency and currency index futures contracts, currency options and currency swaps. In addition, the Fund regularly enters into various interest rate derivative transactions, interest rate/bond futures (including U.S. Treasury futures contracts) and options thereon, interest rate swaps and options thereon, interest rate swap indices and inflation index swaps. To pursue its investment goal, the Fund also regularly enters into various credit derivative transactions, including credit default swaps, options on credit default swaps and fixed income total return swaps. In addition the Fund may enter into options on exchange-traded funds and mutual funds. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may also be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors. The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the Fund’s name, are included in the Fund’s 80% basket.

2)	The following replaces the fourth paragraph in the section titled “Fund Summary – Principal Investment Strategies” in the Franklin Strategic Income VIP Fund’s Summary Prospectus and Prospectus:

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related derivative transactions, including currency and cross currency forwards, currency and currency index futures contracts, currency options and currency swaps. In addition, the Fund regularly enters into various interest rate derivative transactions, interest rate/bond futures (including U.S. Treasury futures contracts) and options thereon, interest rate swaps and options thereon, interest rate swap indices and inflation index swaps. To pursue its investment goal, the Fund also regularly enters into various credit derivative transactions, including credit default swaps, options on credit default swaps and fixed income total return swaps. In addition the Fund may enter into options on exchange-traded funds and mutual funds. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may also be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors.

3)	The following replaces the tenth paragraph in the section titled “Fund Details – Principal Investment Policies and Practices” in the Franklin Core Plus Bond Fund’s Prospectus:

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related derivative transactions, including currency and cross currency forwards, currency and currency index futures contracts, currency options and currency swaps. In addition, the Fund regularly enters into various interest rate derivative transactions, interest rate/bond futures (including U.S. Treasury futures contracts) and options thereon, interest rate swaps and options thereon, interest rate swap indices and inflation index swaps. To pursue its investment goal, the Fund also regularly enters into various credit derivative transactions, including credit default swaps, options on credit default swaps and fixed income total return swaps. In addition the Fund may enter into options on exchange-traded funds and mutual funds. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. The Fund may use currency, interest rate, credit-related or other derivative strategies for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, credit risks, interest rates and other market factors. The investment manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions. The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the Fund’s name, are included in the Fund’s 80% basket.

4)	The following replaces the eighth paragraph in the section titled “Fund Details – Principal Investment Policies and Practices” in the Franklin Strategic Income VIP Fund’s Prospectus:

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related derivative transactions, including currency and cross currency forwards, currency and currency index futures contracts, currency options and currency swaps. In addition, the Fund regularly enters into various interest rate derivative transactions, interest rate/bond futures (including U.S. Treasury futures contracts) and options thereon, interest rate swaps and options thereon, interest rate swap indices and inflation index swaps. To pursue its investment goal, the Fund also regularly enters into various credit derivative transactions, including credit default swaps, options on credit default swaps and fixed income total return swaps. In addition the Fund may enter into options on exchange-traded funds and mutual funds. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. The Fund may use currency, interest rate, credit-related or other derivative strategies for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, credit risks, interest rates and other market factors. The investment manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN STRATEGIC SERIES

Franklin Core Plus Bond Fund	September 1, 2026

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Strategic Income VIP Fund	May 1, 2026

Please retain this supplement for future reference.

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